INSURANCE CONTRACTS - Reconciliation (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are liabilities, beginning	$ 1,987
Contractual service margin recognized for services provided	(310)
Change in risk adjustment recognized for the risk expired	(90)
Experience adjustments	(43)
Contracts initially recognized in the period	0
Changes in estimates that adjust the contractual service margin	0
Adjustments to liabilities for incurred claims	10
Insurance finance income/(expenses)	(39)
Foreign currency translation	(132)
Increase (decrease) in insurance contracts liability (asset)	(604)
Premiums received	635
Claims and other insurance service expenses paid	(41)
Increase (decrease) in assets for insurance acquisition cash flows	(75)
Insurance contracts that are liabilities, ending	1,902
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are liabilities, beginning	415
Contractual service margin recognized for services provided	0
Change in risk adjustment recognized for the risk expired	0
Experience adjustments	(43)
Contracts initially recognized in the period	(456)
Changes in estimates that adjust the contractual service margin	(48)
Adjustments to liabilities for incurred claims	10
Insurance finance income/(expenses)	(24)
Foreign currency translation	(21)
Increase (decrease) in insurance contracts liability (asset)	(582)
Premiums received	635
Claims and other insurance service expenses paid	(41)
Increase (decrease) in assets for insurance acquisition cash flows	(75)
Insurance contracts that are liabilities, ending	352
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are liabilities, beginning	616
Contractual service margin recognized for services provided	0
Change in risk adjustment recognized for the risk expired	(90)
Experience adjustments	0
Contracts initially recognized in the period	169
Changes in estimates that adjust the contractual service margin	(33)
Adjustments to liabilities for incurred claims	0
Insurance finance income/(expenses)	(37)
Foreign currency translation	(40)
Increase (decrease) in insurance contracts liability (asset)	(31)
Premiums received	0
Claims and other insurance service expenses paid	0
Increase (decrease) in assets for insurance acquisition cash flows	0
Insurance contracts that are liabilities, ending	585
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are liabilities, beginning	956
Contractual service margin recognized for services provided	(310)
Change in risk adjustment recognized for the risk expired	0
Experience adjustments	0
Contracts initially recognized in the period	287
Changes in estimates that adjust the contractual service margin	81
Adjustments to liabilities for incurred claims	0
Insurance finance income/(expenses)	22
Foreign currency translation	(71)
Increase (decrease) in insurance contracts liability (asset)	9
Premiums received	0
Claims and other insurance service expenses paid	0
Increase (decrease) in assets for insurance acquisition cash flows	0
Insurance contracts that are liabilities, ending	$ 965